Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales	R$ 13,295,895	R$ 11,494,136	R$ 24,848,816	R$ 20,952,738
Cost of sales	(8,608,124)	(6,093,239)	(16,337,291)	(11,793,109)
Adjusted EBITDA			10,953,192	10,845,773
Adjustments to EBITDA			(482,327)	430,879
Depreciation, depletion and amortization			(5,336,686)	(4,110,780)
Financial result			12,121,178	(14,113,723)
Net income before taxes	2,875,144	4,613,646	5,134,179	7,165,872
Profit (loss) before tax	R$ 7,300,109	R$ (6,460,029)	17,255,357	(6,947,851)
Total Net Sales
Disclosure of operating segments [line items]
Net sales			24,848,816	20,952,738
Country of domicile
Disclosure of operating segments [line items]
Net sales			4,422,656	4,361,918
Foreign countries
Disclosure of operating segments [line items]
Net sales			20,426,160	16,590,820
Pulp
Disclosure of operating segments [line items]
Cost of sales			(12,240,678)	(9,100,750)
Adjusted EBITDA			9,632,109	9,439,622
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales			18,899,505	16,594,855
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales			934,903	1,049,948
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales			17,964,602	15,544,907
Paper
Disclosure of operating segments [line items]
Cost of sales			(4,096,613)	(2,692,359)
Adjusted EBITDA			1,321,083	1,406,151
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales			5,949,311	4,357,883
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales			3,487,753	3,311,970
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales			R$ 2,461,558	R$ 1,045,913